Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2019
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Schedule of Cash and Cash Equivalents

with a maturity date of three months or less at their acquisition date. Cash and cash equivalents at the end of the reporting period as shown in the consolidated statements of financial position and cash flows is comprised of the following:

	June 30, 2019		December 31, 2018
Cash and bank balances	Ps.	38,148	Ps.	31,768
Cash equivalents		32,324		30,279

	Ps.	70,472	Ps.	62,047